Provision for decommissioning costs (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provision established	$ 389	$ 1,072
Urugua Group [Member]
IfrsStatementLineItems [Line Items]
Provision established	381
Pescada Group [Member]
IfrsStatementLineItems [Line Items]
Provision established	$ 41
Potiguar Group [Member]
IfrsStatementLineItems [Line Items]
Provision established		551
Albacora Leste Field [Member]
IfrsStatementLineItems [Line Items]
Provision established		490
Golfinho And Camarupim [Member]
IfrsStatementLineItems [Line Items]
Provision established		175
Norte Capixaba [Member]
IfrsStatementLineItems [Line Items]
Provision established		$ 44